Average Annual Total Returns{- Fidelity Advisor® Global Equity Income Fund} - 10.31 Fidelity Advisor Global Equity Income Fund - AMCIZ PRO-10 - Fidelity Advisor® Global Equity Income Fund	Fidelity Advisor Global Equity Income Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor Global Equity Income Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor Global Equity Income Fund-Class A Return Before Taxes Since Inception		Fidelity Advisor Global Equity Income Fund-Class A Return Before Taxes Inception Date	Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions Since Inception		Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions Inception Date	Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions and Sales Since Inception		Fidelity Advisor Global Equity Income Fund-Class A After Taxes on Distributions and Sales Inception Date	Fidelity Advisor Global Equity Income Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor Global Equity Income Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor Global Equity Income Fund-Class M Return Before Taxes Since Inception		Fidelity Advisor Global Equity Income Fund-Class M Return Before Taxes Inception Date	Fidelity Advisor Global Equity Income Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor Global Equity Income Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor Global Equity Income Fund-Class C Return Before Taxes Since Inception		Fidelity Advisor Global Equity Income Fund-Class C Return Before Taxes Inception Date	Fidelity Advisor Global Equity Income Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor Global Equity Income Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor Global Equity Income Fund - Class I Return Before Taxes Since Inception		Fidelity Advisor Global Equity Income Fund - Class I Return Before Taxes Inception Date	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 5 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	MS159 Past 1 year	MS159 Past 5 years	MS159 Since Inception
Total	23.05%	6.90%	8.92%	[1]	May 02, 2012	22.70%	6.43%	8.28%	[1]	May 02, 2012	13.85%	5.38%	7.12%	[1]	May 02, 2012	25.61%	7.12%	8.98%	[1]	May 02, 2012	28.53%	7.36%	8.94%	[1]	May 02, 2012	30.85%	8.44%	10.04%	[1]	May 02, 2012	30.92%		12.06%	[1]	Oct. 02, 2018	27.11%	8.84%	9.98%	[1]

[1]	(a)From May 2, 2012 for Class A, Class M, Class C, and Class I; and October 2, 2018 for Class Z.